Condensed Consolidating Guarantor Financial Information (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Consolidating Guarantor Financial Information [Abstract]
Condensed Balance Sheets
The following tables present the condensed consolidating financial information as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016, for the Parent, HWF Issuers, HOC, Guarantors and Non-Guarantors.

	December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$17	$383	$—	$403
Restricted cash and cash equivalents	—	—	34	15	32	—	81
Accounts receivable, net	—	—	10	735	405	—	1,150
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	52	37	80	(9)	160
Income taxes receivable	—	—	—	23	—	(3)	20
Other	—	1	1	13	154	—	169
Total current assets	—	1	100	840	1,094	(52)	1,983
Intangibles and Other Assets:
Investments in subsidiaries	557	5,131	7,930	557	—	(14,175)	—
Goodwill	—	—	—	3,824	1,336	—	5,160
Brands	—	—	—	4,404	465	—	4,869
Management and franchise contracts, net	—	—	—	556	316	—	872
Other intangible assets, net	—	—	—	287	128	—	415
Property and equipment, net	—	—	27	65	275	—	367
Deferred income tax assets	4	—	94	—	90	(98)	90
Other	—	23	33	22	161	—	239
Total intangibles and other assets	561	5,154	8,084	9,715	2,771	(14,273)	12,012
TOTAL ASSETS	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$10	$19	$229	$529	$743	$—	$1,530
Current portion of deferred revenues	—	—	106	239	14	(9)	350
Intercompany payables	—	—	40	—	—	(40)	—
Current maturities of long-term debt	—	—	—	—	16	—	16
Income taxes payable	—	—	—	—	22	(3)	19
Current portion of liability for guest loyalty program	—	—	—	700	—	—	700
Total current liabilities	10	19	375	1,468	795	(52)	2,615
Long-term debt	—	4,573	2,467	—	226	—	7,266
Deferred revenues	—	—	—	762	64	—	826
Deferred income tax liabilities	—	6	—	962	28	(98)	898
Liability for guest loyalty program	—	—	—	969	—	—	969
Other	—	—	211	93	559	—	863
Total liabilities	10	4,598	3,053	4,254	1,672	(150)	13,437
Equity:
Total Hilton stockholders' equity	551	557	5,131	6,301	2,186	(14,175)	551
Noncontrolling interests	—	—	—	—	7	—	7
Total equity	551	557	5,131	6,301	2,193	(14,175)	558
TOTAL LIABILITIES AND EQUITY	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995

	December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$2	$18	$550	$—	$570
Restricted cash and cash equivalents	—	—	61	10	29	—	100
Accounts receivable, net	—	—	18	712	275	—	1,005
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	25	24	84	(6)	127
Income taxes receivable	—	—	—	60	—	(24)	36
Other	—	—	1	13	155	—	169
Total current assets	—	—	107	837	1,133	(70)	2,007
Intangibles and Other Assets:
Investments in subsidiaries	1,697	7,067	8,326	1,697	—	(18,787)	—
Goodwill	—	—	—	3,824	1,366	—	5,190
Brands	—	—	—	4,405	485	—	4,890
Management and franchise contracts, net	—	—	2	645	306	—	953
Other intangible assets, net	—	—	1	283	149	—	433
Property and equipment, net	—	—	20	67	266	—	353
Deferred income tax assets	6	—	104	—	127	(126)	111
Other	—	20	32	67	172	—	291
Total intangibles and other assets	1,703	7,087	8,485	10,988	2,871	(18,913)	12,221
TOTAL ASSETS	$1,703	$7,087	$8,592	$11,825	$4,004	$(18,983)	$14,228
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$15	$20	$184	$576	$624	$(3)	$1,416
Current portion of deferred revenues	—	—	90	266	13	(3)	366
Intercompany payables	—	—	40	—	—	(40)	—
Current maturities of long-term debt	—	32	—	—	14	—	46
Income taxes payable	—	—	—	—	36	(24)	12
Current portion of liability for guest loyalty program	—	—	—	622	—	—	622
Total current liabilities	15	52	314	1,464	687	(70)	2,462
Long-term debt	—	5,333	983	—	240	—	6,556
Deferred revenues	—	—	—	770	59	—	829
Deferred income tax liabilities	—	5	—	1,052	—	(126)	931
Liability for guest loyalty program	—	—	—	839	—	—	839
Other	—	—	228	64	628	—	920
Total liabilities	15	5,390	1,525	4,189	1,614	(196)	12,537
Equity:
Total Hilton stockholders' equity	1,688	1,697	7,067	7,636	2,387	(18,787)	1,688
Noncontrolling interests	—	—	—	—	3	—	3
Total equity	1,688	1,697	7,067	7,636	2,390	(18,787)	1,691
TOTAL LIABILITIES AND EQUITY	$1,703	$7,087	$8,592	$11,825	$4,004	$(18,983)	$14,228

Condensed Statements of Income and Comprehensive Income

	Year Ended December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$227	$1,182	$139	$(18)	$1,530
Base and other management fees	—	—	1	205	115	—	321
Incentive management fees	—	—	—	78	157	—	235
Owned and leased hotels	—	—	—	—	1,484	—	1,484
Other revenues	—	—	6	81	11	—	98
	—	—	234	1,546	1,906	(18)	3,668
Other revenues from managed and franchised properties	—	—	245	4,376	617	—	5,238
Total revenues	—	—	479	5,922	2,523	(18)	8,906

Expenses
Owned and leased hotels	—	—	—	—	1,332	—	1,332
Depreciation and amortization	—	—	6	237	82	—	325
General and administrative	—	—	323	—	130	(10)	443
Other expenses	—	—	7	22	30	(8)	51
	—	—	336	259	1,574	(18)	2,151
Other expenses from managed and franchised properties	—	—	236	4,466	621	—	5,323
Total expenses	—	—	572	4,725	2,195	(18)	7,474

Operating income (loss)	—	—	(93)	1,197	328	—	1,432

Interest expense	—	(227)	(106)	—	(38)	—	(371)
Gain (loss) on foreign currency transactions	—	—	4	84	(99)	—	(11)
Other non-operating income (loss), net	—	(9)	3	16	18	—	28

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(236)	(192)	1,297	209	—	1,078

Income tax benefit (expense)	—	57	39	(309)	(96)	—	(309)

Income (loss) before equity in earnings from subsidiaries	—	(179)	(153)	988	113	—	769

Equity in earnings from subsidiaries	764	943	1,096	764	—	(3,567)	—

Net income	764	764	943	1,752	113	(3,567)	769
Net income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Net income attributable to Hilton stockholders	$764	$764	$943	$1,752	$108	$(3,567)	$764

Comprehensive income	$707	$784	$932	$1,751	$48	$(3,510)	$712
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Comprehensive income attributable to Hilton stockholders	$707	$784	$932	$1,751	$43	$(3,510)	$707

	Year Ended December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$143	$1,077	$118	$(17)	$1,321
Base and other management fees	—	—	1	195	128	—	324
Incentive management fees	—	—	—	76	146	—	222
Owned and leased hotels	—	—	—	—	1,432	—	1,432
Other revenues	—	—	31	70	11	(7)	105
	—	—	175	1,418	1,835	(24)	3,404
Other revenues from managed and franchised properties	—	—	159	3,986	582	—	4,727
Total revenues	—	—	334	5,404	2,417	(24)	8,131

Expenses
Owned and leased hotels	—	—	—	—	1,269	—	1,269
Depreciation and amortization	—	—	5	242	89	—	336
General and administrative	—	—	327	—	118	(6)	439
Other expenses	—	—	17	29	27	(17)	56
	—	—	349	271	1,503	(23)	2,100
Other expenses from managed and franchised properties	—	—	147	4,147	605	—	4,899
Total expenses	—	—	496	4,418	2,108	(23)	6,999

Gain (loss) on sales of assets, net	—	—	—	(1)	1	—	—

Operating income (loss)	—	—	(162)	985	310	(1)	1,132

Interest expense	—	(244)	(61)	—	(47)	1	(351)
Gain (loss) on foreign currency transactions	—	—	10	124	(131)	—	3
Loss on debt extinguishment	—	(60)	—	—	—	—	(60)
Other non-operating income (loss), net	—	(3)	4	7	21	—	29

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(307)	(209)	1,116	153	—	753

Income tax benefit (expense)	(3)	122	26	89	102	—	336

Income (loss) before equity in earnings from subsidiaries	(3)	(185)	(183)	1,205	255	—	1,089

Equity in earnings from subsidiaries	1,087	1,272	1,455	1,087	—	(4,901)	—

Net income	1,084	1,087	1,272	2,292	255	(4,901)	1,089
Net income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Net income attributable to Hilton stockholders	$1,084	$1,087	$1,272	$2,292	$250	$(4,901)	$1,084

Comprehensive income	$1,281	$1,101	$1,288	$2,295	$419	$(5,098)	$1,286
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Comprehensive income attributable to Hilton stockholders	$1,281	$1,101	$1,288	$2,295	$414	$(5,098)	$1,281

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$21	$974	$106	$(10)	$1,091
Base and other management fees	—	—	—	122	108	—	230
Incentive management fees	—	—	—	16	126	—	142
Owned and leased hotels	—	—	—	—	1,434	—	1,434
Other revenues	—	—	10	61	11	—	82
	—	—	31	1,173	1,785	(10)	2,979
Other revenues from managed and franchised properties	—	—	32	3,053	512	—	3,597
Total revenues	—	—	63	4,226	2,297	(10)	6,576

Expenses
Owned and leased hotels	—	—	—	—	1,279	—	1,279
Depreciation and amortization	—	—	1	266	86	—	353
General and administrative	—	—	90	203	116	—	409
Other expenses	—	—	1	31	44	(10)	66
	—	—	92	500	1,525	(10)	2,107
Other expenses from managed and franchised properties	—	—	32	3,083	494	—	3,609
Total expenses	—	—	124	3,583	2,019	(10)	5,716

Gain on sales of assets, net	—	—	—	—	8	—	8

Operating income (loss)	—	—	(61)	643	286	—	868

Interest expense	—	(261)	(14)	(12)	(47)	—	(334)
Gain (loss) on foreign currency transactions	—	—	11	(150)	123	—	(16)
Other non-operating income, net	—	1	1	7	13	—	22

Income (loss) from continuing operations before income taxes and equity in losses from subsidiaries	—	(260)	(63)	488	375	—	540

Income tax benefit (expense)	193	100	26	(297)	(579)	—	(557)

Income (loss) from continuing operations before equity in losses from subsidiaries	193	(160)	(37)	191	(204)	—	(17)

Equity in losses from subsidiaries	(220)	(60)	(23)	(220)	—	523	—

Loss from continuing operations, net of taxes	(27)	(220)	(60)	(29)	(204)	523	(17)
Income from discontinued operations, net of taxes	365	365	365	426	375	(1,525)	371
Net income	338	145	305	397	171	(1,002)	354
Net income attributable to noncontrolling interests	—	—	—	—	(16)	—	(16)
Net income attributable to Hilton stockholders	$338	$145	$305	$397	$155	$(1,002)	$338

Comprehensive income	$121	$143	$310	$326	$21	$(785)	$136
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(15)	—	(15)
Comprehensive income attributable to Hilton stockholders	$121	$143	$310	$326	$6	$(785)	$121

Condensed Statements of Cash Flows

	Year Ended December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(185)	$(8)	$1,267	$181	$—	$1,255
Investing Activities:
Capital expenditures for property and equipment	—	—	(9)	(7)	(56)	—	(72)
Payments received on other financing receivables	—	—	—	49	1	—	50
Capitalized software costs	—	—	—	(87)	—	—	(87)
Other	—	—	—	(6)	(16)	—	(22)
Net cash used in investing activities	—	—	(9)	(51)	(71)	—	(131)
Financing Activities:
Borrowings	—	175	1,500	—	1	—	1,676
Repayment of debt	—	(985)	—	—	(20)	—	(1,005)
Debt issuance costs	—	—	(21)	—	—	—	(21)
Intercompany transfers	1,902	995	(1,444)	(1,209)	(244)	—	—
Dividends paid	(181)	—	—	—	—	—	(181)
Repurchases of common stock	(1,721)	—	—	—	—	—	(1,721)
Distributions to noncontrolling interests	—	—	—	—	(1)	—	(1)
Tax withholdings on share-based compensation	—	—	(44)	—	—	—	(44)
Acquisition of noncontrolling interest	—	—	—	(3)	—	—	(3)
Net cash provided by (used in) financing activities	—	185	(9)	(1,212)	(264)	—	(1,300)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(10)	—	(10)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(26)	4	(164)	—	(186)
Cash, restricted cash and cash equivalents, beginning of period	—	—	63	28	579	—	670
Cash, restricted cash and cash equivalents, end of period	$—	$—	$37	$32	$415	$—	$484

	Year Ended December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(113)	$(103)	$950	$285	$(170)	$849
Investing Activities:
Capital expenditures for property and equipment	—	—	(12)	(12)	(34)	—	(58)
Payments received on other financing receivables	—	—	—	7	—	—	7
Capitalized software costs	—	—	—	(75)	—	—	(75)
Other	—	(13)	—	(8)	3	(3)	(21)
Net cash used in investing activities	—	(13)	(12)	(88)	(31)	(3)	(147)
Financing Activities:
Borrowings	—	1,822	—	—	2	—	1,824
Repayment of debt	—	(1,852)	—	—	(8)	—	(1,860)
Debt issuance costs and redemption premium	—	(69)	—	—	—	—	(69)
Repayment of intercompany borrowings	—	—	(3)	—	—	3	—
Intercompany transfers	1,086	225	122	(865)	(568)	—	—
Dividends paid	(195)	—	—	—	—	—	(195)
Intercompany dividends	—	—	—	—	(170)	170	—
Cash transferred in spin-offs of Park and HGV	—	—	—	—	(501)	—	(501)
Repurchases of common stock	(891)	—	—	—	—	—	(891)
Distributions to noncontrolling interests	—	—	—	—	(1)	—	(1)
Tax withholdings on share-based compensation	—	—	(31)	—	—	—	(31)
Net cash provided by (used in) financing activities	—	126	88	(865)	(1,246)	173	(1,724)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	8	—	8
Net decrease in cash, restricted cash and cash equivalents	—	—	(27)	(3)	(984)	—	(1,014)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	501	—	501
Cash, restricted cash and cash equivalents, beginning of period	—	—	90	31	1,563	—	1,684
Cash, restricted cash and cash equivalents, end of period	$—	$—	$63	$28	$579	$—	$670

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(37)	$—	$866	$1,086	$(605)	$1,310
Investing Activities:
Capital expenditures for property and equipment	—	—	—	(9)	(308)	—	(317)
Payments received on other financing receivables	—	—	—	2	1	—	3
Issuance of intercompany receivables	—	—	—	(192)	(42)	234	—
Payments received on intercompany receivables	—	—	—	192	—	(192)	—
Capitalized software costs	—	—	—	(73)	(8)	—	(81)
Other	—	(6)	—	(37)	15	—	(28)
Net cash used in investing activities	—	(6)	—	(117)	(342)	42	(423)
Financing Activities:
Borrowings	—	—	1,000	—	3,715	—	4,715
Repayment of debt	—	(266)	—	—	(4,093)	—	(4,359)
Debt issuance costs	—	(17)	(20)	—	(39)	—	(76)
Intercompany borrowings	—	—	—	42	192	(234)	—
Repayment of intercompany borrowings	—	—	—	—	(192)	192	—
Intercompany transfers	277	326	(890)	(854)	1,141	—	—
Dividends paid	(277)	—	—	—	—	—	(277)
Intercompany dividends	—	—	—	—	(605)	605	—
Distributions to noncontrolling interests	—	—	—	—	(32)	—	(32)
Tax withholdings on share-based compensation	—	—	—	(15)	—	—	(15)
Net cash provided by (used in) financing activities	—	43	90	(827)	87	563	(44)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(15)	—	(15)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	90	(78)	816	—	828
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	—	109	524	—	633
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	223	—	223
Cash, restricted cash and cash equivalents, beginning of period	—	—	—	109	747	—	856
Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	—	501	—	501
Cash, restricted cash and cash equivalents, end of period	$—	$—	$90	$31	$1,563	$—	$1,684